SUPPLEMENT

DATED SEPTEMBER 1, 2010 TO

THE HARTFORD GROWTH FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010 (PROSPECTUS)

Effective November 1, 2010, Hartford Investment Financial Services, LLC (“HIFSCO”), the Fund’s investment manager, is terminating a subsidy that HIFSCO has provided with respect to transfer agency and fund accounting fees incurred with respect to Class L shares of The Hartford Growth Fund.  The termination of the subsidy will result in an increase in the operating expenses of Class L shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of November 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	L	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	4.75%	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None (under $1 million invested)	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	L	I	R3	R4	R5	Y
Management fees	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	—	0.50%	0.25%	—	—
Other expenses	0.44%	0.74%	0.34%	0.42%	0.19%	0.48%	0.23%	0.21%	0.09%
Total annual fund operating expenses	1.43%	2.48%	2.08%	1.41%	0.93%	1.72%	1.22%	0.95%	0.83%
Less: Contractual expense reimbursement(1)	0.13%	0.43%	0.03%	0.04%	—	0.22%	0.02%	0.05%	—
Net operating expenses(1)	1.30%	2.05%	2.05%	1.37%	0.93%	1.50%	1.20%	0.90%	0.83%

(1)         Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.30% (Class A), 2.05% (Class B), 2.05% (Class C), 1.05% (Class I), 1.42% (Class L), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5) and 0.85% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes except for Class L.  Each contractual arrangement will remain in effect until February 29, 2012 (or February 28, 2011 for Class L shares), and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the fund.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$675	$965	$1,277	$2,158
B	$708	$1,032	$1,482	$2,524
C	$308	$649	$1,116	$2,408
L	$608	$896	$1,206	$2,082
I	$95	$296	$515	$1,143
R3	$153	$520	$913	$2,012
R4	$122	$385	$668	$1,476
R5	$92	$298	$521	$1,162
Y	$85	$265	$460	$1,025

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$675	$965	$1,277	$2,158
B	$208	$732	$1,282	$2,524
C	$208	$649	$1,116	$2,408
L	$608	$896	$1,206	$2,082
I	$95	$296	$515	$1,143
R3	$153	$520	$913	$2,012
R4	$122	$385	$668	$1,476
R5	$92	$298	$521	$1,162
Y	$85	$265	$460	$1,025

2.                                       The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

September 2010

SUPPLEMENT

DATED SEPTEMBER 1, 2010 TO

THE HARTFORD GROWTH OPPORTUNITIES FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

Effective November 1, 2010, Hartford Investment Financial Services, LLC (“HIFSCO”), the Fund’s investment manager, is terminating a subsidy that HIFSCO has provided with respect to transfer agency and fund accounting fees incurred with respect to Class L shares of The Hartford Growth Opportunities Fund.  The termination of the subsidy will result in an increase in the operating expenses of Class L shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of November 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	L	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	4.75%	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None (under $1 million invested)	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	L	I	R3	R4	R5	Y
Management fees	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	—	0.50%	0.25%	—	—
Other expenses	0.50%	0.64%	0.32%	0.36%	0.27%	0.33%	0.24%	0.20%	0.08%
Total annual fund operating expenses	1.46%	2.35%	2.03%	1.32%	0.98%	1.54%	1.20%	0.91%	0.79%
Less: Contractual expense reimbursement(1)	0.12%	0.27%	—	—	—	0.09%	0.05%	0.06%	—
Net operating expenses(1)	1.34%	2.08%	2.03%	1.32%	0.98%	1.45%	1.15%	0.85%	0.79%

(1)           Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.36% (Class A), 2.11% (Class B), 2.11% (Class C), 1.11% (Class I), 1.45% (Class L), 1.45% (Class R3), 1.15% (Class R4), 0.85% (Class R5) and 0.85% (Class

Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes except for Class L.  Each contractual arrangement will remain in effect until February 29, 2012 (or February 28, 2011 for Class L shares), and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the fund.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$679	$975	$1,293	$2,191
B	$711	$1,008	$1,431	$2,443
C	$306	$637	$1,093	$2,358
L	$603	$873	$1,164	$1,990
I	$100	$312	$542	$1,201
R3	$148	$478	$831	$1,827
R4	$117	$376	$655	$1,450
R5	$87	$284	$498	$1,114
Y	$81	$252	$439	$978

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$679	$975	$1,293	$2,191
B	$211	$708	$1,231	$2,443
C	$206	$637	$1,093	$2,358
L	$603	$873	$1,164	$1,990
I	$100	$312	$542	$1,201
R3	$148	$478	$831	$1,827
R4	$117	$376	$655	$1,450
R5	$87	$284	$498	$1,114
Y	$81	$252	$439	$978

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

September 2010

SUPPLEMENT

DATED SEPTEMBER 1, 2010 TO

THE HARTFORD SMALLCAP GROWTH FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 16, 2010 (PROSPECTUS)

AND JULY 21, 2010 (SUMMARY PROSPECTUS)

Effective November 1, 2010, Hartford Investment Financial Services, LLC (“HIFSCO”), the Fund’s investment manager, is terminating a subsidy that HIFSCO has provided with respect to transfer agency and fund accounting fees incurred with respect to Class L shares of The Hartford SmallCap Growth Fund.  The termination of the subsidy will result in an increase in the operating expenses of Class L shares.  However, the termination of the subsidy will not affect the net operating expenses of Class L shares due to the effects of the expense cap that is in place on such shares until February 28, 2011.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of November 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	L	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	4.75%	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None (under $1 million invested)	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	L	I	R3	R4	R5	Y
Management fees	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	—	0.50%	0.25%	—	—
Other expenses	0.77%	1.10%	0.73%	0.81%	0.50%	0.48%	0.30%	0.25%	0.15%
Total annual fund operating expenses	1.89%	2.97%	2.60%	1.93%	1.37%	1.85%	1.42%	1.12%	1.02%
Less: Contractual expense reimbursement(1)	0.49%	0.82%	0.45%	0.68%	0.22%	0.25%	0.12%	0.12%	0.07%
Net operating expenses(1)	1.40%	2.15%	2.15%	1.25%	1.15%	1.60%	1.30%	1.00%	0.95%

(1)                                Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.40% (Class A), 2.15% (Class B), 2.15% (Class C), 1.15% (Class I), 1.25% (Class L), 1.60% (Class R3), 1.30% (Class R4), 1.00% (Class R5) and 0.95% (Class Y).  In addition,

Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes except for Class L.  Each contractual arrangement will remain in effect until February 29, 2012 (or February 28, 2011 for Class L shares), and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the fund.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$685	$1,066	$1,472	$2,602
B	$718	$1,141	$1,690	$2,976
C	$318	$766	$1,340	$2,901
L	$596	$990	$1,407	$2,569
I	$117	$412	$729	$1,627
R3	$163	$557	$977	$2,149
R4	$132	$438	$765	$1,692
R5	$102	$344	$605	$1,352
Y	$97	$318	$556	$1,241

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$685	$1,066	$1,472	$2,602
B	$218	$841	$1,490	$2,976
C	$218	$766	$1,340	$2,901
L	$596	$990	$1,407	$2,569
I	$117	$412	$729	$1,627
R3	$163	$557	$977	$2,149
R4	$132	$438	$765	$1,692
R5	$102	$344	$605	$1,352
Y	$97	$318	$556	$1,241

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

September 2010

SUPPLEMENT

DATED SEPTEMBER 1, 2010 TO

THE HARTFORD TAX-FREE NATIONAL FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED MARCH 29, 2010 (PROSPECTUS)

Effective November 1, 2010, Hartford Investment Financial Services, LLC (“HIFSCO”), the Fund’s investment manager, is terminating a subsidy that HIFSCO has provided with respect to transfer agency and fund accounting fees incurred with respect to Class L shares of The Hartford Tax-Free National Fund.  The termination of the subsidy will result in an increase in the operating expenses of Class L shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       As of November 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	L	I	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None (under $1 million invested)	None	None
Exchange fees	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	L	I	Y
Management fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	—	—
Other expenses	0.14%	0.20%	0.15%	0.19%	0.15%	0.09%
Acquired Fund fees and expenses	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total annual fund operating expenses	0.92%	1.73%	1.68%	0.97%	0.68%	0.62%
Less: Contractual expense reimbursement(1)	0.04%	0.10%	0.05%	0.14%	0.05%	—
Net operating expenses(1)	0.88%	1.63%	1.63%	0.83%	0.63%	0.62%

(1)         Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.85% (Class A), 1.60% (Class B), 1.60% (Class C), 0.60% (Class I), 0.80% (Class L) and 0.60% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$536	$726	$933	$1,527
B	$666	$835	$1,129	$1,818
C	$266	$525	$908	$1,983
L	$531	$732	$949	$1,574
I	$64	$213	$374	$842
Y	$63	$199	$346	$774

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$536	$726	$933	$1,527
B	$166	$535	$929	$1,818
C	$166	$525	$908	$1,983
L	$531	$732	$949	$1,574
I	$64	$213	$374	$842
Y	$63	$199	$346	$774

2.                                       The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

September 2010

SUPPLEMENT

DATED SEPTEMBER 1, 2010 TO

THE HARTFORD VALUE OPPORTUNITIES FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

Effective November 1, 2010, Hartford Investment Financial Services, LLC (“HIFSCO”), the Fund’s investment manager, is terminating a subsidy that HIFSCO has provided with respect to transfer agency and fund accounting fees incurred with respect to Class L shares of The Hartford Value Opportunities Fund.  The termination of the subsidy will result in an increase in the operating expenses of Class L shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                       As of November 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	L	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	4.75%	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None (under $1 million invested)	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	L	I	R3	R4	R5	Y
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	—	0.50%	0.25%	—	—
Other expenses	0.61%	0.94%	0.59%	0.85%	0.37%	0.48%	0.31%	0.32%	0.16%
Total annual fund operating expenses	1.66%	2.74%	2.39%	1.90%	1.17%	1.78%	1.36%	1.12%	0.96%
Less: Contractual expense reimbursement(1)	0.31%	0.64%	0.29%	0.50%	0.07%	0.23%	0.11%	0.17%	0.06%
Net operating expenses(1)	1.35%	2.10%	2.10%	1.40%	1.10%	1.55%	1.25%	0.95%	0.90%

(1)         Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.35% (Class A), 2.10% (Class B), 2.10% (Class C), 1.10% (Class I), 1.40% (Class L), 1.55% (Class R3), 1.25% (Class R4), 0.95% (Class R5) and 0.90% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes except for Class L.  Each contractual arrangement will remain in effect until February 29, 2012 (or February 28, 2011 for Class L shares), and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the fund.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$680	$1,016	$1,375	$2,383
B	$713	$1,090	$1,593	$2,762
C	$313	$718	$1,249	$2,704
L	$611	$997	$1,408	$2,553
I	$112	$365	$637	$1,414
R3	$158	$538	$943	$2,076
R4	$127	$420	$734	$1,626
R5	$97	$339	$600	$1,348
Y	$92	$300	$525	$1,173

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$680	$1,016	$1,375	$2,383
B	$213	$790	$1,393	$2,762
C	$213	$718	$1,249	$2,704
L	$611	$997	$1,408	$2,553
I	$112	$365	$637	$1,414
R3	$158	$538	$943	$2,076
R4	$127	$420	$734	$1,626
R5	$97	$339	$600	$1,348
Y	$92	$300	$525	$1,173

2.                                       The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

September 2010